Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Supplemental Executive Retirement Plan ("SERP")	$ 155	$ 145
Renewable Energy Credits (Note 8)	106	99
Employee future benefits (Note 25)	66	63
Other investments	66	43
Deferred compensation plan	36	30
Operating leases (Note 15)	40	46
Other	109	111
Other assets	670	620
BEL
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	80	71
Wataynikaneyap Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	$ 12	$ 12